Leases - Schedule of Net Lease Costs (Details) - BOLT THREADS, INC. [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Condensed Financial Statements, Captions [Line Items]
Operating lease costs	$ 2,670	$ 4,382
Variable lease costs	1,249	1,660
Short-term lease costs	158	1,849
Total lease costs	4,077	7,891
Sublease income – net		$ 348